Schedule of short-term leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Expense relating to short-term leases	$ 142,441	$ 372,721
Repayment of lease principal and interest	249,510	241,470
Total cash outflow for leases	$ 391,951	$ 614,191